Schedule of Disclosure of Stock Options Outstanding (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options	2,820,000	2,720,000	0
Stock Options Exercise Price	$ 0.30	$ 0.26	$ 0
Expires February 28, 2013 [Member]
Number of Options	150,000
Stock Options Exercise Price	$ 0.60
Expires July 30, 2013 [Member]
Number of Options	210,000
Stock Options Exercise Price	$ 0.60
Expires February 28, 2014 [Member]
Number of Options	75,000
Stock Options Exercise Price	$ 0.60
Expires July 30, 2014 [Member]
Number of Options	105,000
Stock Options Exercise Price	$ 0.60
Expires February 28, 2015 [Member]
Number of Options	75,000
Stock Options Exercise Price	$ 0.60
Expires July 30, 2015 [Member]
Number of Options	105,000
Stock Options Exercise Price	$ 0.60
Expires December 29, 2015 [Member]
Number of Options	2,100,000
Stock Options Exercise Price	$ 0.20